Investments - Summary of Breakdown of Long-term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value using the measurement alternative	¥ 5,725	$ 819	¥ 4,150
Total long-term investments	44,918	6,423	41,721
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	10,774	1,541	8,586
Equity investments without readily determinable fair value using the NAV practical expedient	618	88	727
Equity investments without readily determinable fair value using the measurement alternative	5,725	819	4,150
Available-for-sale debt investments	3,220	460	6,360
Equity method investments	19,988	2,858	17,517
Investments accounted for at fair value	4,593	657	4,381
Total long-term investments	¥ 44,918	$ 6,423	¥ 41,721